Evermore Global Value Fund

SCHEDULE OF INVESTMENTS at March 31, 2023 (Unaudited)

Shares		Value
COMMON STOCKS - 78.6%
Aerospace & Defense - 1.6%
108,272	Montana Aerospace AG (Switzerland) (1)	$1,767,948

Capital Markets - 4.1%
86,155	KKR & Co., Inc. - Class A (United States)	4,524,861

Entertainment - 2.6%
389,297	Modern Times Group MTG AB (Sweden) (1)	2,823,613

Health Care Equipment & Supplies - 1.5%
29,600	Enovis Corp. (United States) (1)	1,583,304

Industrial Conglomerates - 16.2%
896,827	Bollore SE (France)	5,534,168
67,968	EXOR NV (Netherlands) (1)	5,590,288
305,885	LIFCO AB (Sweden)	6,572,151
		17,696,607
IT Services - 0.9%
57,000	Hemnet Group AB (Sweden)	958,879

Machinery - 2.6%
48,800	Esab Corp. (United States)	2,882,616

Marine - 16.0%
448,063	BW LPG Ltd. (Bermuda)	3,353,047
1,287,384	Cadeler A/S (Denmark) (1)	5,223,411
320,573	Eneti, Inc. (Monaco) ADR	2,997,358
668,288	Hoegh Autoliners ASA (Norway)	3,759,591
456,500	Stainless Tankers ASA (Norway)(1)	2,114,677
		17,448,084
Media - 15.0%
39,051	IAC, Inc. (United States)(1)	2,015,032
161,892	Universal Music Group NV (Netherlands)	4,091,720
224,397	Viaplay Group AB (Sweden) (1)	5,699,108
454,688	Vivendi SA (France)	4,585,934
		16,391,794
Oil, Gas & Consumable Fuels - 12.2%
571,155	Calumet Specialty Products Partners LP (United States) (1)	9,926,673
306,800	DHT Holdings, Inc. - ADR (Marshall Islands)	3,316,508
		13,243,181
Real Estate Management - 3.2%
263,500	Infrastructure Wireless Italiane SpA (Italy)	3,463,496

Technology Hardware, Storage & Peripherals - 2.7%
143,113	Kontron AG (Austria) (2)	2,979,969

TOTAL COMMON STOCKS
(Cost $58,413,781)		85,764,352

Shares		Principal Amount
CORPORATE OBLIGATIONS - 10.6%
Consumer Finance - 10.6%
15,140,944	Lamington Road DAC 9.750%, Cash or 14.000% PIK, 4/7/2121 (United States)(3)(4)(6)(7)	11,573,738
TOTAL CORPORATE OBLIGATIONS
(Cost $14,570,940)		11,573,738

SHORT-TERM INVESTMENT - 10.9%
Money Market - 10.9%
11,855,407	First American Treasury Obligations Fund - Class X, 4.72% (5)	11,855,407
TOTAL SHORT-TERM INVESTMENT
(Cost $11,855,407)		11,855,407

SECURITIES HELD AS COLLATERAL ON LOANED SECURITIES - 2.4%
Money Market - 2.4%
2,586,000	First American Government Obligations Fund, Class X, 4.59% (5)	2,586,000
TOTAL SECURITIES HELD AS COLLATERAL ON LOANED SECURITIES
(Cost $2,586,000)		2,586,000

TOTAL INVESTMENTS IN SECURITIES - 102.5%
(Cost $87,426,128)		111,779,497
Liabilities in Excess of Other Assets - (2.5)%		(2,746,267)
TOTAL NET ASSETS - 100.0%		$109,033,230

Percentages are stated as a percent of net assets.
(1)	Non-income producing security.
(2)
All or a portion of this security is on loan. At March 31, 2023 the total value of securities on loan was $2,503,181, which represents 2.3% of total net assets. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(3)	This security was fair valued in good faith by the Adviser's Valuation Committee. The aggregate value of this security at March 31, 2023 was $11,573,738, which represents 10.6% of net assets.
(4)	Affiliated company as defined by the Investment Company Act of 1940. Please refer to "Investments in Affiliates" for further disclosures related to this affiliated security .
(5)	Seven-day yield as of March 31, 2023.
(6)	The Advisor has deemed all or a portion of this security as illiquid. This security has a value of $11,573,738, which represents 10.6% of total net assets at March 31, 2023.
(7)	Value determined using significant unobservable inputs.

Glossary of Terms
American Depositary Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services ("Fund Services").

Country	Long
United States^	19.1%
Sweden	14.7%
France	9.3%
Netherlands	8.9%
Norway	5.4%
Denmark	4.8%
Italy	3.2%
Bermuda	3.1%
Marshall Islands	3.0%
Monaco	2.7%
Austria	2.7%
Switzerland	1.6%
Total	78.6%

Percentages are stated as a percent of net assets.
^ United States allocation includes Short-Term Investment-Money Market Fund of 10.9% and Securities Held as Collateral on Loaned Securities of 2.4%

SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS at March 31, 2023 (Unaudited)

As of March 31, 2023, the Fund had the following forward currency contracts outstanding:

		Currency to be Received			Currency to be Delivered
Settlement Date	Amount	Currency	USD Value at March 31, 2023	Amount	Currency	March 31, 2023	Net Unrealized Appreciation (Depreciation)
4/24/2023	1,836,329	USD	$1,836,329	1,700,000	CHF	$1,862,828	$(26,499)	(a)
4/24/2023	220,000	CHF	241,072	240,189	USD	240,188	883	(a)
4/24/2023	23,337,600	USD	23,337,600	22,000,000	EUR	23,891,021	(553,421)	(a)
4/24/2023	19,000,000	NOK	1,816,776	1,825,479	USD	1,825,479	(8,703)	(a)
4/24/2023	15,608,512	USD	15,608,512	167,000,000	NOK	15,968,502	(359,990)	(a)
4/24/2023	14,182,386	USD	14,182,385	150,000,000	SEK	14,471,962	(289,576)	(a)
			$57,022,674			$58,259,980	$(1,237,306)	(a)
CHF	Swiss Franc
EUR	Euro
NOK	Norwegian Krone
SEK	Swedish Krona
USD	U.S. Dollars

(a) Counterparty: forward foreign currency contracts outstanding with Bank of New York Mellon.

Evermore Global Value Fund
Summary of Fair Value Exposure at March 31, 2023

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. The types of assets generally included in this category are domestic equities listed in active markets and foreign equities listed in active markets that have not been fair valued using FVIS.

• Level 2 —Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, credit risk, yield curves and similar data. The types of assets generally included in this category are bonds, financial instruments classified as derivatives and foreign equities fair valued using FVIS.

• Level 3— Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or required significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, default rates and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may also include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the level inputs used to value the Fund's net assets as of March 31, 2023 (see Schedule of Investments for industry breakout):

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$83,649,675	$2,114,677	$-	$85,764,352
Corporate Obligations	–	–	11,573,738	11,573,738
Short-Term Investments	11,855,407	–	–	11,855,407
Securities Held as Collateral on Loaned Securities	2,586,000	–	–	2,586,000
Total Investments in Securities	98,091,082	2,114,677	11,573,738	111,779,497
Unrealized appreciation on Forward Foreign Currency *	-	883	–	883
Total Assets	$98,091,082	$2,115,560	$11,573,738	$111,780,380
Liabilities
Unrealized depreciation on Forward Foreign Currency *	–	1,238,189	–	1,238,189
Total Liabilities	$–	$1,238,189	$–	$1,238,189

* Forward foreign currency contracts are reflected at the unrealized appreciation (depreciation).

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Corporate Obligations
Balance as of January 1, 2023	$11,202,784
Purchases	-
Sales proceeds and paydowns	-
Accreted discounts, net	-
Corporate Actions	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	370,954
Transfers into/(out of) Level 3	-
Balance as of March 31, 2023	$11,573,738
Change in unrealized appreciation (depreciation) during the
period for Level 3 investments held at March 31, 2023.	$370,954

The Level 3 amounts disclosed in the table above consist of three securities that are fair valued in good faith, using significant unobservable inputs, by the Adviser's Valuation Committee. The table below indicates the quantitative information about Level 3 fair value measurements for the securities still held at March 31, 2023:

Investment Type	Fair Value	Valuation Methodology	Unobservable Input Type	Inputs	Market Value Impact if Input Increases
Corporate Obligations	11,573,738	Discounted Cash Flow	Credit Spread	13.51% to 14.41%	Decrease
			Discount Rate	0.78% to 1.26%	Decrease
			Illiquidity Rate	10.00%	Decrease

Investments in Affiliates
The Fund owned 5% or more of the voting securities of the following companies during the period ended March 31, 2023. As a result, these companies are deemed to be affiliated companies. The below table represents market value:

Issuer	Value Jan. 1, 2023	Purchases	Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Lamington Road DAC 9.750% Cash or 14.000% PIK, 4/7/2121 (United States)	11,202,784	-	-	-	370,954
	$11,202,784	$-	$-	$-	$370,954

Issuer		Dividend Income	Interest Income	Value March 31, 2023	Share Balance March 31, 2023
Lamington Road DAC 9.750% Cash or 14.000% PIK, 4/7/2121 (United States)		-	369,061	11,573,738	15,140,944
		$-	$369,061	$11,573,738	15,140,944

(1) Principal Amount.